Annual Fund Operating Expenses - BARON FIFTH AVENUE GROWTH FUND	Jan. 28, 2021
BARON FIFTH AVENUE GROWTH FUND
Operating Expenses:
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	1.05%
Fee Waiver or Reimbursement	(0.05%)
Net Expenses (as a percentage of Assets)	1.00%	[1]
Institutional Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.78%
Fee Waiver or Reimbursement	(0.03%)
Net Expenses (as a percentage of Assets)	0.75%	[1]
R6 Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.78%
Fee Waiver or Reimbursement	(0.03%)
Net Expenses (as a percentage of Assets)	0.75%	[1]

[1]

BAMCO, Inc. (“BAMCO” or the “Adviser”) has agreed, that pursuant to a contract with an 11-year term terminating on August 29, 2031, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (portfolio transaction costs, interest, dividend and extraordinary expenses are not subject to the operating expense limitation) to 1.00% of average daily net assets of Retail Shares, 0.75% of average daily net assets of Institutional Shares and 0.75% of average daily net assets of R6 shares. Only the Board of Trustees of the Fund may terminate the expense reimbursement agreement prior to its termination date.